PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 93,207	$ 46,277
Cost of property and equipment held under finance lease	276,838	246,638
Accumulated depreciation and amortization of property and equipment held under finance lease	$ 91,530	$ 80,565